INVESTMENTS	12 Months Ended
Dec. 31, 2014
INVESTMENTS
INVESTMENTS

5. INVESTMENTS

In April 2014, the Company acquired series B preferred shares of Travice Inc., a private company which developed and operates Kuaidi mobile taxi and car calling service provider. The series B preferred shares acquired represented 8.4% of the then outstanding share capital of Travice Inc. Concurrently, Travice Inc. also issued warrants to the Company to purchase additional 4,684,074 series C preferred shares of Travice Inc. The total consideration given for series B preferred shares and warrants was US$25,000,000. The series B preferred shares are not in substance common stock. Cost method was applied to account for the investments as they are equity investments that are not considered as debt or equity securities that have readily determinable fair values. Furthermore, the warrants to purchase series C preferred shares do not meet the definition of a derivative as the contractual terms do not provide for net settlement and the underlying shares are an investment in a private company. For the year ended December 31, 2014, there was no impairment recorded for such investments.